Summary of Significant Accounting Policies - Summary of Members' Equity Units were Issued and Outstanding: (Detail) - shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure In Tabular Form Of Members Equity [Line Items]
Common units Issued	1,013,197	1,013,197	1,013,196	1,013,196
Common units ouststanding	982,800	982,800	982,800	982,800
Class A | Voting
Disclosure In Tabular Form Of Members Equity [Line Items]
Common units Issued	16,721	16,721	16,721	16,721
Common units ouststanding	16,721	16,721	16,721	16,721
Class AA | Non-Voting
Disclosure In Tabular Form Of Members Equity [Line Items]
Common units Issued	903,079	903,079	903,079	903,079
Common units ouststanding	903,079	903,079	903,079	903,079
Class AAA | Non-Voting
Disclosure In Tabular Form Of Members Equity [Line Items]
Common units Issued	60,000	60,000	60,000	60,000
Common units ouststanding	60,000	60,000	60,000	60,000
Class AAAA | Non-Voting Incentive Units
Disclosure In Tabular Form Of Members Equity [Line Items]
Common units Issued	33,397	33,397	33,396	33,396
Common units ouststanding	3,000	3,000	3,000	3,000